STOCK-BASED COMPENSATION - Restricted stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued to date		537,632,615	324,237,896	487,632,615
Founders, employees and advisors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued to date		40,674,552
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares affected by modification in granted	27,274,500
Incremental cost of modification			$ 0.0
Number of Shares
Outstanding at beginning of period (in shares)		25,942,576
Granted (in shares)		2,351,250
Forfeited (in shares)		(421,868)
Vested (in shares)		(9,608,840)
Outstanding at end of period (in shares)		18,263,118	25,942,576
Weighted-Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)		$ 0.01
Granted (in dollars per share)		2.06
Vested (in dollars per share)		0.00
Forfeited (in dollars per share)		0.16
Outstanding at end of period (in dollars per share)		$ 0.22	$ 0.01